STATEMENT OF CASH FLOWS - USD ($)		9 Months Ended
	Jan. 08, 2021	Sep. 30, 2021
TPG Pace Solutions
Cash flows from operating activities:
Net loss attributable to ordinary shares	$ (8,770)	$ (2,247,630)
Change in operating assets and liabilities:
Deferred offering costs	(1,936)
Increase Decrease In Accrued Liabilities		1,646,514
Accrued formation and offering costs	10,706
Net cash provided by operating activities		(1,097,665)
Cash from investing activities:
Net cash used in investing activities		(285,000,000)
Cash flows from financing activities:
Proceeds from sale of Class F ordinary shares to Sponsor	25,000	25,000
Net cash used in financing activities	25,000	286,724,303
Net change in cash	25,000	626,638
Cash, cash equivalents and restricted cash, beginning of period	0	$ 0
Cash, cash equivalents and restricted cash, end of period	$ 25,000